UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21349

          BlackRock Limited Duration Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Limited Duration Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS

July 31, 2005

BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—144.9%
			Mortgage Pass-Through Securities—21.9%
			Federal National Mortgage Assoc.,
	$121,700		5.00%, 6/01/20 - 12/01/99	$ 121,966,281
	17,000	[2]	7.25%, 1/15/10	18,944,460
	4,707	[2]	4.62%, 1/01/34, TBA	4,777,419
	12,210	[2]	5.50%, 12/01/28 - 11/01/33, TBA	12,279,593

			Total Mortgage Pass-Through Securities	157,967,753

			Interest Only Asset-Backed Securities—1.3%
			Sterling Coofs Trust,
	63,753	[3]	Ser. 1, 2.546%, 4/15/29	5,339,303
	54,298	[3]	Ser. 2, 2.02%, 3/30/30	4,208,074

			Total Interest Only Asset-Backed Securities	9,547,377

			Interest Only Mortgage-Backed Securities—0.4%
	15,660		Federal National Mortgage Assoc., Ser. 64, Class QI, 5.50%, 1/25/33	2,803,162

			Asset-Backed Securities—3.2%
AAA	2,080		Citibank Credit Card Issuance Trust, 2003 A5 Class A5 Note, 2.50%, 4/07/08	2,058,805
AAA	6,066	[2]	DaimlerChrysler Auto Trust, Ser. B, Class A3, 2.25%, 2/01/05	6,029,735
AAA	6,802	[2]	Honda Auto Receivables, Class A3, 2.30%, 10/18/07	6,733,818
AAA	7,910	[2]	MBNA Credit Card Master Note Trust, 2001 1 Note Class A, 5.75%, 10/15/08	8,012,751

			Total Asset-Backed Securities	22,835,109

			Collateralized Mortgage Obligation Securities—2.2%
			GSR Mortgage Loan Trust,
AAA	8,118	[2]	Ser. 10, Class 2A1, 4.48%, 10/25/33	7,797,513
AAA	7,937		Ser. 13, Class 1A1, 4.50%, 10/25/33	7,704,274

			Total Collateralized Mortgage Obligation Securities	15,501,787

			Corporate Bonds—62.8%
			Aerospace & Defense—2.6%
	1,560	[3]	AAR Corp., Ser. A2, 8.39%, 5/15/11	1,591,200
	2,020	[3]	Aero Invest 1 S.A., 10.635%, 9/01/05	2,453,794
B-	1,020		BE Aerospace, Inc., 8.875%, 5/01/11	1,060,800
	4,750		Raytheon Co., 7.00%, 5/15/06	4,965,251
BB-	5,350	[2]	Sequa Corp., Ser. B, 8.875%, 4/01/08	5,778,000
B-	2,755	[2]	Transdigm, Inc., 8.375%, 7/15/11	2,934,075

				18,783,120

			Automotive—3.2%
B-	1,140		Accuride Corp., 8.50%, 2/01/15	1,185,600
BB	345		ArvinMeritor, Inc., 8.75%, 3/01/12	371,738
B	270		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	259,200
A3	7,500	[2]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,351,425
Ca	375		Delphi Corp., 6.50%, 5/01/09	337,500
Ba1	7,500	[2]	General Motors Acceptance Corp., 6.875%, 8/28/12	7,129,125
B-	470		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	470,588
CCC+	1,105	[3]	Metaldyne Corp., 10.00%, 11/01/13	1,002,787
BB-	530	[3]	Navistar Intl. Corp., 6.25%, 3/01/12	519,400
BB-	3,729		TRW Automotive, Inc., 9.375%, 2/15/13	4,176,480

				22,803,843

			Basic Materials—6.0%
BB-	930		Abitibi-Consolidated, Inc., 8.375%, 4/01/15 (Canada)	969,525
B-	4,250		Caraustar Industries, Inc., 9.875%, 4/01/11	4,345,625
BB-	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	756,650
Ba3	2,500		Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,837,500
			Huntsman LLC,
B	310		11.50%, 7/15/12	362,700
BB-	1,950		11.625%, 10/15/10	2,291,250

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(continued)
BB	$ 300		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	$ 341,250
CCC+	1,340	[3]	Innophos, Inc., 8.875%, 8/15/14	1,376,850
BB+	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,575,000
			Lyondell Chemical Co.,
BB-	560		10.50%, 6/01/13	648,900
BB-	4,500		11.125%, 7/15/12	5,130,000
B-	340		Nalco Co., 8.875%, 11/15/13	370,175
			NewPage Corp.,
B3	1,500	[3]	9.46%, 8/01/05	1,496,250
B3	500	[3]	10.00%, 5/01/12	503,750
B-	710	[3]	PQ Corp., 7.50%, 2/15/13	706,450
BB-	600	[3]	Quicksilver, Inc., 6.875%, 4/15/15	603,000
CCC+	1,905		Rhodia SA, 8.875%, 6/01/11 (France)	1,857,375
			Rockwood Specialties Group, Inc.,
B-	450	[3]	7.50%, 11/15/14	451,125
B-	5,000		10.625%, 5/15/11	5,537,500
			Southern Peru Copper Corp.,
Ba1	210	[3]	6.375%, 7/27/15	209,859
BBB-	700	[3]	7.50%, 7/27/35	693,875
B3	2,650		Trimas Corp., 9.875%, 6/15/12	2,259,125
BB	3,250		United States Steel LLC, 10.75%, 8/01/08	3,652,188

				42,975,922

			Building & Development—1.1%
B2	750	[3]	Compression Polymers Corp., 10.50%, 7/01/13	757,500
BB+	3,000		DR Horton, Inc., 5.875%, 7/01/13	2,978,508
			Goodman Global Holding Co., Inc.,
B-	375	[3]	6.41%, 6/15/12	375,000
B-	3,170	[3]	7.875%, 12/15/12	3,031,312
CCC+	915		Nortek, Inc., 8.50%, 9/01/14	884,119

				8,026,439

			Conglomerates—1.1%
BB-	75		Stena AB, 7.00%, 12/01/16, (Sweden)	71,438
BBB+	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,823,325

				7,894,763

			Consumer Products—4.6%
B3	400		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	380,000
B3	1,610	[3]	Duane Reade, Inc., 7.91%, 12/15/10	1,541,575
B+	1,630		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,532,200
B	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,428,900
B+	5,000	[3]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,062,500
BB+	4,400		JC Penney Co., Inc., 8.00%, 3/01/10	4,856,500
B-	1,550		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,631,375
B-	2,075		Levi Strauss & Co., 8.254%, 4/01/12	2,080,187
B2	4,605	[3]	Movie Gallery, Inc., 11.00%, 5/01/12	4,766,175
			Rite Aid Corp.,
B-	375	[3]	6.125%, 6/15/05	356,250
B+	5,000		8.125%, 5/01/10	5,156,250
B	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,605,000

				33,396,912

			Containers & Packaging—1.3%
			Graham Packaging Co., Inc.,
CCC+	785	[3]	8.50%, 10/15/12	814,437
CCC+	1,100	[3]	9.875%, 10/15/14	1,130,250
B-	5,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,156,250
B3	1,935		Pliant Corp., 11.125%, 9/01/09	1,881,788

				8,982,725

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Ecological Services & Equipment—1.2%
B	$ 2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	$ 2,160,000
B-	5,350		National Waterworks, Inc., Ser. B, 10.50%, 12/01/12	6,259,500

				8,419,500

			Energy—7.2%
Ba3	5,500	[2,3]	AES Corp., 8.75%, 5/15/13	6,146,250
			ANR Pipeline Co.,
B1	460		7.375%, 2/15/24	483,575
B1	1,780		9.625%, 11/01/21	2,273,950
CCC	255		Calpine Energy Finance LLC, 8.50%, 5/01/08 (Canada)	184,875
B	700	[3]	Calpine Corp., 9.625%, 9/30/14	729,750
BB-	4,000		Chesapeake Energy Corp., 7.50%, 9/15/13	4,320,000
			CMS Energy Corp.,
B+	150		7.50%, 1/15/09	158,250
B+	460		9.875%, 10/15/07	504,850
			Coastal Corp.,
B-	400		7.42%, 2/15/37	368,000
B-	525		9.625%, 5/15/12	584,062
B-	225		10.75%, 10/01/10	248,625
BB-	750	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	783,750
B-	2,150	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,445,625
B-	400		El Paso Corp., 7.80%, 8/01/31	400,000
B1	400		El Paso Natural Gas Co., 8.375%, 12/15/05	474,000
B	300		Exco Resources, Inc., 7.25%, 1/15/11	309,000
BB-	2,160	[3]	Gazprom, 9.625%, 3/01/13 (Germany)	2,624,400
B	5,000	[3]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	5,550,000
B-	725	[3]	KCS Energy, Inc., 7.125%, 4/01/12	743,125
			Midwest Generation LLC,
B+	4,778		8.56%, 1/02/16	5,303,630
B+	1,315		Ser. A, 8.30%, 7/02/09	1,393,900
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	596,250
B	550	[3]	North American Energy Partners, Inc., 9.00%, 5/15/10 (Canada)	561,000
B-	450	[3]	Ocean Rig Norway AS, 8.375%, 7/01/13 (Norway)	470,250
B	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	700,350
B	110		Range Resources Corp., 6.375%, 3/15/15	110,550
B+	1,590		Reliant Energy, Inc., 6.75%, 12/15/14	1,562,175
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,450,000
Ba2	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	111,375
B2	3,440		Utilicorp Canada Finance Corp., 7.75%, 6/15/11 (Canada)	3,586,200
B2	600		Whiting Petroleum Corp., 7.25%, 5/01/13	607,500
B-	1,095	[3]	Williams Clayton Energy, Inc., 7.75%, 8/01/13	1,092,263
B+	1,000		Williams Cos, Inc., 7.125%, 9/01/11	1,086,250

				51,963,780

			Entertainment & Leisure—1.2%
B	2,200		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	2,409,000
Ba3	5,425		MGM Mirage, 9.75%, 6/01/07	5,852,219
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	256,250
B+	400		Wynn Las Vegas LLC, 6.625%, 12/01/14	389,500

				8,906,969

			Financial Institutions—6.9%
BB	1,480	[3]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	1,480,000
B-	2,333		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	2,647,955
BB	3,360		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	3,696,000
BB	1,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	967,500
			Ford Motor Credit Co.,
Baa3	500		7.25%, 10/25/11	493,445
Baa3	7,500	[2]	7.375%, 2/01/11	7,451,130
Ba1	3,000		General Motors Acceptance Corp., 4.509%, 1/16/07	2,946,660
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	922,500
Baa2	5,000	[3]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,418,750

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(continued)
B-	$ 100	[3]	KRATON Polymers LLC, 8.125%, 1/15/14	$ 97,000
BBB	200		Marsh & Mclennan Cos., Inc., 3.71%, 7/13/07	198,592
			Rainbow National Services LLC,
B+	925	[3]	8.75%, 9/01/12	1,017,500
B+	4,985		10.375%, 9/01/14	5,745,212
B1	2,500		Sheridan Acquisition Corp., 10.25%, 8/15/11	2,615,625
	7,409		Structured Asset Receivable Trust, 1.649%, 1/21/10	7,407,106
B-	1,160		UGS Corp., 10.00%, 6/01/12	1,293,400
B-	220		Universal City Florida Hldg. Co. I/II, 7.96%, 8/01/05	231,000
BB-	4,425	[2]	Western Financial Bank, 9.625%, 5/15/12	4,878,563

				49,507,938

			Forest Products—1.9%
BB+	5,685	[2]	Georgia Pacific Corp., 8.875%, 2/01/10	6,388,519
BBB	7,500	[2]	Weyerhaeuser Co., 5.25%, 12/15/09	7,577,707

				13,966,226

			Health Care—3.4%
BB+	5,000		Amerisourcebergen Corp., 8.125%, 9/01/08	5,412,500
B-	5,000		Concentra Operating Corp., 9.50%, 8/15/10	5,312,500
CCC	80		Curative Health Services, Inc., 10.75%, 5/01/11	62,800
B	1,505	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	1,305,587
B3	535		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	465,450
B-	3,000		Norcross Safety Products LLC/Norcross Cap. Corp., 9.875%, 8/15/11	3,172,500
			Tenet Healthcare Corp.,
B	340		6.375%, 12/01/11	324,700
B	1,470		9.875%, 7/01/14	1,572,900
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,950,000
B-	1,880		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,941,100

				24,520,037

			Industrials—4.2%
B	300	[3]	Ashtead Holdings PLC, 8.625%, 8/01/15	308,916
B+	5,000		Cenveo Corp., 9.625%, 3/15/12	5,387,500
B-	5,685	[2,3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	5,642,362
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,771,600
B-	4,000		Fasten Tech Inc., 11.50%, 5/01/11	4,360,000
B-	1,670	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	1,565,625
B-	2,835	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,749,950
	1,880	[3]	Nationsrent Cos., Inc., 9.50%, 5/01/15	1,959,900
CCC+	1,955	[3]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	1,832,813
			Rural/Metro Corp.,
CCC+	640	[3]	zero coupon, 3/15/16	348,800
CCC+	700	[3]	9.875%, 3/15/15	698,250
B3	2,240	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,301,600

				29,927,316

			Media—7.1%
	2,360	[3]	Cablecom SCA (Luxembourg) (EUR), 4.898%, 7/15/05	2,881,143
CCC+	3,500	[2]	CBD Media, Inc., 8.625%, 6/01/11	3,657,500
CCC-	880		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp., 10.25%, 9/15/10	910,800
BBB+	6,685	[2]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,186,776
BB-	6,000	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	6,195,000
B	1,300		Dex Media East, LLC, 12.125%, 11/15/12	1,550,250
			Echostar DBS Corp.,
BB-	2,000		5.75%, 10/01/08	1,985,000
BB-	5,100		LIBOR + 2.25%, 6.754%, 10/01/08	5,214,750
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,462,500
CCC+	300	[3]	Iesy Repository GMBH, 10.375%, 2/15/15	309,000
B-	760	[3]	Nexstar Finance, Inc., 7.00%, 1/15/14	710,600
B3	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,534,375
B1	2,500	[3]	Paxson Communications Corp., 6.349%, 1/15/10	2,500,000

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(continued)
B	$ 550	[3]	Penn National Gaming, Inc., 6.75%, 3/01/15	$ 552,750
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,090,000
			Vertis, Inc.,
CCC	2,120		10.875%, 6/15/09	2,056,400
	465		13.50%, 12/07/09	358,050
B-	200	[3]	WMG Hldgs. Corp., 9.50%, 12/15/14	139,000
CCC	1,260		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	1,338,750
CCC	2,640		Young Broadcasting, Inc., 10.00%, 3/01/11	2,481,600

				51,114,244

			Real Estate—1.1%
BB	5,860	[2]	American Real Estate Partners LP, 8.125%, 6/01/12	6,182,300
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,919,680

				8,101,980

			Technology—2.2%
B-	2,708		Amkor Tech. Inc., 7.75%, 5/15/13	2,342,420
Ba2	3,972		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	4,115,985
B+	430	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	467,625
Ba3	500	[3]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 9/15/05 (Luxembourg)	501,250
B1	485		Sanmina SCI Corp., 6.75%, 3/01/13	465,600
			Sungard Data Systems, Inc.,
B-	500		4.50%, 8/15/13	518,750
B-	1,900	[3]	9.125%, 8/15/13	1,983,220
B-	1,830	[3]	10.25%, 8/15/15	1,905,579
B	3,515		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,585,300

				15,885,729

			Telecommunications—5.5%
	1,145		Celestica, Inc., 7.625%, 7/01/13	1,163,606
B1	920		Cincinnati Bell, Inc., 7.25%, 7/15/13	980,950
A-	5,000	[2]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	5,694,550
B-	860	[3]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	892,250
			Intelsat Ltd.,
B	800		5.25%, 11/01/08 (Bermuda)	760,000
B+	1,390	[3]	8.25%, 1/15/13 (Bermuda)	1,452,550
B+	2,250	[3]	8.625%, 1/15/15 (Bermuda)	2,396,250
B+	1,700	[3]	8.695%, 1/15/12 (Bermuda)	1,734,000
B1	3,830		Lucent Technologies, Inc., 6.50%, 1/15/28	3,408,700
B+	2,737		PanAmSat Corp., 9.00%, 8/15/14	3,024,385
B	4,000		Qwest Communications Intl., Inc., 7.268%, 8/15/05	4,010,000
			Qwest Corp.,
BB-	2,500	[3]	6.671%, 9/17/05	2,600,000
BB-	1,000		7.875%, 9/01/11	1,042,500
BB-	6,000	[2]	9.125%, 3/15/12	6,555,000
B	1,320		Qwest Services Corp., 13.50%, 12/15/10	1,519,650
BB	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	496,800
CCC	2,030		Rural Cellular Corp., 9.875%, 2/01/10	2,159,413

				39,890,604

			Transportation—1.0%
B	1,475	[3]	CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,493,438
B3	140	[3]	Horizon Lines LLC, 9.00%, 11/01/12	149,450
B+	360		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	366,750
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,848,000
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	3,143,137
B	165		Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	146,025

				7,146,800

			Total Corporate Bonds	452,214,847

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Bank Loans—44.4%
		Aerospace & Defense—0.6%
	$ 984	Camp Acquisition Co., Term Loan A, LIBOR + 3.25%, 8/30/11	$ 983,871
	1,995	Dyncorp International LLC, Loan Term B, LIBOR + 2.75%, 2/11/11	2,014,950
	1,469	Transdigm, Inc., Term Loan, LIBOR + 2.25%, 7/22/10	1,488,491

			4,487,312

		Automotive—1.4%
	493	CSK Automotive, Inc., Term Loan C, LIBOR + 2.00%, 6/18/09	495,270
	1,229	Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/23/11	1,236,032
		Goodyear Tire & Rubber Co.,
	500	Term Loan - Second Lien, LIBOR + 2.75%, 4/30/10	503,125
	2,000	Term Loan - Third Lien, LIBOR + 3.50%, 4/01/11	1,984,286
	998	Hilite Intl., Term Loan B, LIBOR + 4.00%, 4/15/10	987,525
	999	Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	981,264
	1,000	Polar Corp., Term Loan, LIBOR, 6/15/2010	1,010,000
	517	Tenneco Automotive, Term Loan B, Libor + 2.25%, 12/12/10	522,910
	2,488	TRW Automotive Acquisitions Corp., Term Loan B, LIBOR + 1.50%, 6/30/12	2,510,820

			10,231,232

		Basic Materials—1.8%
	1,000	Berry Plastics Corp., Term Loan, LIBOR + 2.25%, 12/02/11	1,015,250
	1,260	Boise Cascade LLC, Term Loan D, LIBOR + 1.75%, 10/29/11	1,277,483
	2,208	Celanese, Term Loan - Dollar, LIBOR + 2.25%, 4/06/11	2,245,554
	286	Celenase, Term Loan, TBD,	288,828
	3,000	Cognis Deutschland, Term Loan, LIBOR + 4.75%, 11/15/13	3,054,375
	1,547	Huntsman Intl. LLC, Term Loan B, LIBOR + 2.25%, 12/31/10	1,547,322
	1,764	Huntsman LLC, Term Loan, LIBOR + 3.00%, 3/31/10	1,764,393
	499	PQ Corp., Term Loan, LIBOR + 2.00%, 2/11/12	504,049
	1,000	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.50%, 12/10/12	1,016,042

			12,713,296

		Beverage & Tobacco—0.1%
	500	Arbys Term B, Term Loan, LIBOR + 2.25%, 07/25/12	506,041

		Building & Development—1.1%
	243	Atrium Companies, Inc., Term Loan, LIBOR + 2.75%, 12/28/11	238,389
	1,500	Custom Building Products, Inc., Term Loan - Second Lien, LIBOR + 5.00%, 4/30/12	1,488,750
	250	Euramax International, Inc., Term Loan, LIBOR + 7.00%, 7/15/13	250,000
	519	Juno Lighting, Inc., Term Loan - Second Lien, LIBOR + 5.50%, 5/11/11	522,984
		Kyle Acquisitions,
	300	Term Loan, Prime, 7/20/10	304,125
	731	Term Loan A, Prime, 7/20/08	741,403
	1,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	1,001,250
		Nortek, Inc.,
	494	Term Loan B, LIBOR + 2.25%, 8/27/11	497,350
	3	Term Loan B, PRIME + 1.25%, 8/27/11	2,518
		Ply Gem Industries, Inc.,
	1,498	Term Loan B, LIBOR + 2.50%, 2/12/11	1,498,134
	419	USD Term Loan, LIBOR + 2.50%, 10/1/11	419,165
	62	CAD Term Loan, LIBOR + 2.50% 3/15/10	61,594
	1,000	Williams Scotsman, Term Loan B, Libor + 2.50%, 6/28/10	1,011,875

			8,037,537

		Chemical—0.7%
	920	INEOS Group Holdings PLC, Term Loan C, LIBOR + 3.50%, 4/26/09	923,325
	2,497	Nalco Chemical Co., Term Loan B, LIBOR + 2.00%, 11/04/10	2,536,868
	478	SGL Carbon LLC, Term Loan, LIBOR + 3.00%, 12/31/09	480,209
	983	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 8/11/08	984,342

			4,924,744

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Conglomerates—3.3%
		Atlantis Plastics, Inc.,
	$ 498	Term Loan First Lien, LIBOR + 2.75%, 9/30/11	$ 501,853
	1,000	Term Loan Second Lien, LIBOR + 7.25%, 9/30/11	1,000,000
	1,990	Colfax Corp., Term Loan B, LIBOR + 2.25%, 5/30/09	2,006,583
	3,133	Fidelity National Information Solutions, Inc., Term Loan B, LIBOR + 1.75%, 3/09/13	3,138,135
	500	Gentek, Inc., Term Loan, LIBOR + 5.75%, 3/15/12	472,500
	1,485	Honeywell Security Group, Term Loan B, LIBOR + 4.00%, 6/28/10	1,494,281
	1,500	IAP Acquisition Corp., Term Loan - First Lien, LIBOR + 2.75%, 3/01/11	1,520,625
		Invesys Intl. Holdings Ltd.,
	984	Loan Term - Revolver, LIBOR, 3/05/09	954,650
	4,250	Term Loan - Second Lien, LIBOR + 4.75%, 11/30/09	4,345,625
	1,977	Term Loan B1, LIBOR + 3.50%, 9/05/09	2,001,872
	500	Jarden Corporation, Term Loan B2, Libor, 1/24/12	502,250
	839	NDC Health Corp., Term Loan, LIBOR + 3.00%, 11/26/08	839,278
	500	Penn Engineering & Manufacturing, Term Loan, LIBOR, 5/25/11	502,500
	302	Precise Technology, Inc., Term Loan First Lien, LIBOR + 3.00%, 3/31/11	303,055
	1,247	Quintiles Transnational Corp., Term Loan B, LIBOR + 1.75%, 9/25/09	1,251,247
	998	St. John Knits, Term Loan B, Libor + 2.50%, 3/18/12	1,006,228
	1,965	Trimas Corp., Term Loan B, LIBOR + 3.50%, 12/31/09	1,977,729

			23,818,411

		Consumer Products—7.8%
	1,000	24 Hour Fitness Worlwide, Inc., Term Loan B, LIBOR + 3.00%, 6/08/12	1,014,375
	499	Adams Outdoor Advertising, L.P., Term Loan, LIBOR + 2.00%, 10/18/12	505,400
	1,055	Alimentation Couche Tard, Inc., Term Loan, LIBOR + 1.75%, 12/17/10	1,064,592
		Berkline/BenchCraft Holdings, LLC,
	988	Term Loan B, LIBOR + 3.00%, 11/3/11	989,969
	988	Term Loan Second Lien, LIBOR + 8.00%, 4/30/12	997,375
	500	Buffets, Inc., Term Loan LC, LIBOR + 1%, 6/28/09	501,250
	500	Burger King, Term Loan B, Libor + 1.75%, 6/20/12	507,604
	746	Central Garden Pet, Term Loan B, LIBOR + 1.75%, 5/31/09	753,680
	1000	Chiquita Brands International, Loan Term C, LIBOR + 2.50%, 06/28/2012	1,015,000
	1,065	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/01/10	1,073,307
	414	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/07/11	418,787
	2,238	Delaware Laboratories, Inc., Term Loan, LIBOR + 3.00%, 07/27/11	2,218,543
	1,000	Denny’s Corp., Term Loan, LIBOR + 5.125%, 9/30/10	1,030,000
	496	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/05/09	504,107
	550	Dole Food Co., Inc., Term Loan B, LIBOR + 1.50%, 4/18/12	556,135
	498	Douglas Dynamics, Term Loan, LIBOR + 2.00%, 12/16/10	502,475
	3,054	Dr. Pepper Bottling Co. of Texas, Term Loan B, LIBOR + 2.00%, 12/19/10	3,094,153
	1,112	Jarden Corp., Term Loan, LIBOR + 2.00%, 8/15/11	1,120,298
	795	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 1.75%, 6/16/11	803,415
		Knoll, Inc., Term Loan,
	826	LIBOR + 3.00%, 9/29/11	837,238
	9	Term loan, PRIME + 2.00%, 9/29/11	9,541
	2,653	Invista B.V., Term Loan B1, LIBOR + 2.25%, 4/30/11	2,691,957
	911	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/10/11	921,084
	1,658	Le Nature, Inc., Term Loan B, LIBOR + 3.00%, 5/30/10	1,674,165
		Michael Foods, Inc., Term Loan - B,
	2515	LIBOR + 2.25%, 11/21/10	2,552,879
	223	PRIME + 1.25%, 11/21/10	226,449
	2,000	NewPage Corp., Term Loan B, LIBOR + 3.00%, 5/2/11	2,035,000
	963	Nice Pak Products, Inc., Term Loan, LIBOR + 3.50%, 6/15/10	967,312
		Olympus Cable Holdings, LLC,
	2,000	Term Loan A, Prime + 1.25%, 6/30/10	1,968,928
	3,500	Term Loan B, PRIME + 2.00%, 9/30/10	3,458,749
		Oriental Trading Co., Inc.,
	2,707	Term Loan B, LIBOR + 2.50%, 8/6/10	2,717,276
	463	Term Loan Second Lien, LIBOR + 4.75%, 1/08/11	464,662

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(continued)
	$ 2,978	OSI Group LLC, Term Loan, LIBOR + 2.50%, 9/02/11	$ 3,013,477
	1,768	Pantry, Inc., The, Term Loan B, LIBOR + 2.25%, 3/12/11	1,791,322
	1,500	PBM Products, Term Loan Term B, Libor + 3.00%, 7/26/11	1,500,000
	861	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	871,953
	1,481	Prestige Brands Holdings, Inc., Term Loan B, LIBOR + 2.25%, 4/06/11	1,493,593
	975	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 11/30/11	973,781
	3,478	R.H. Donnelley, Inc., Term Loan D, Libor + 1.75%, 6/30/11	3,522,635
	3,185	Tempur Pedic, Inc., Term Loan B, LIBOR + 2.25%, 6/30/09	3,210,878
	500	Travel Centers of America, Inc., Term Loan B, Libor + 1.75%, 12/01/11	505,313

			56,078,658

		Containers & Packaging—1.9%
	868	Bway Corp., Term Loan, LIBOR + 2.25%, 6/30/11	879,393
		FlexSol Packaging Corp.,
	358	Term Loan, LIBOR + 3.25%, 11/30/11	357,911
	1,000	Term Loan - Second Lien, LIBOR + 7.00%, 11/30/12	975,000
		Graham Packaging Co., Inc.,
	1,990	Term Loan B, LIBOR + 2.50%, 10/07/11	2,019,020
	2,000	Term Loan C, LIBOR + 4.25%, 4/07/12	2,055,000
	1,383	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	1,399,932
		Owens-Illinois Group, Inc.,
	3,170	Term Loan A, LIBOR + 2.75%, 4/01/07	3,192,479
	589	Term Loan C1, LIBOR + 1.75%, 4/01/08	592,796
	568	Smurfit Stone Container Corp., Term Loan, Libor + 2.10%, 11/01/11	576,042
	1,975	Solo Cup, Inc., Term Loan, LIBOR + 2.00%, 2/27/11	1,996,231

			14,043,804

		Ecological Services & Equipment—0.6%
	2,655	Allied Waste NA, Term Loan, LIBOR + 2.00%, 1/15/12	2,672,213
	1,014	Cerdit Link, LIBOR + @.00%, 1/15/12	1,019,215
	268	Envirosolutions, Inc., Term, Term Loan, LIBOR + 4.50%, 3/1/09	272,214
	232	Envirosolutions, Inc., Term Loan, LIBOR + 4.50%, 3/1/09	231,230

			4,194,872

		Energy—1.8%
	429	AES Corp.,, Term Loan, LIBOR + 1.75%, 4/30/08	433,714
	766	Calpine Corp., Term Loan, LIBOR + 5.75%, 7/16/07	641,985
	1,000	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/26/12	997,500
	933	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/14/12	942,971
		El Paso Corp.,
	617	Term Loan B, LIBOR + 2.75%, 11/23/09	624640
	375	Letter of Credit, LIBOR + 2.77%, 11/30/07	379,336
	1,861	Getty Petroleum Marketing, Inc., Term Loan, LIBOR + 3.00%, 5/20/10	1,879,567
	1,000	Kerr-McGee Corp., Loan Term B, LIBOR + 2.50%, 5/24/11	1,016,364
	433	Pike Electric, Inc., Term Loan B, LIBOR + 2.25%, 7/01/12	437,667
	2,736	Reliant Energy, Inc., Term Loan, LIBOR + 2.375%, 4/30/10	2,766,606
		Semgroup LP, Term Loan,
	797	LIBOR + 2.50%, 3/16/11	805,215
	0	PRIME + 1.00%, 3/16/11	3
	700	CA Term Loan, LIBOR + 2.50% 3/16/11	707,438
	500	Trout Coal Holdings LLC, Term Loan - Second Lien, LIBOR + 5.00%, 3/15/12	500,625
	998	Universal Compression, Term Loan, Libor + 1.75%, 2/15/12	1,009,345

			13,142,976

		Entertainment & Leisure—1.6%
	990	Boyd Gaming Corp., Term Loan B, LIBOR + 1.50%, 6/30/11	999,075
	500	Country Road, Term Loan - Second Lien, LIBOR, 7/15/13	506,250
	985	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	989,726
	5,000	MGM Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/08/12	5,050,000
	2,000	Penn National Gaming, Term Loan, TBD,	2,029,688

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Entertainment & Leisure—(continued)
		Wyndham Intl., Inc.,
	$ 912	Term Loan B, LIBOR + 3.25%, 5/10/11	$ 915,383
	86	Term Loan CL, LIBOR + 3.25%, 5/10/11	86,422
	1,000	Wynn Las Vegas LLC/Wynn Las Vegas Cap. Corp., Term Loan, LIBOR + 2.125%, 12/14/11	1,009,500

			11,586,044

		Financial Institutions—1.0%
	956	CCC Information Services, Inc., Term Loan B, LIBOR + 2.75%, 8/20/10	965,119
	959	Conseco, Inc., Term Loan, LIBOR + 3.50%, 6/22/10	966,093
	1,607	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/10/10	1,630,186
	1,980	SBA Senior Finance, Inc., Term Loan B, LIBOR + 2.25%, 10/31/08	2,001,449
	469	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 3/31/09	468,750
	1,425	Visant Holding Corp., Term Loan C, LIBOR + 2.25%, 10/04/11	1,445,306

			7,476,903

		Forest Products—1.0%
		MDCP Acquisitions,
	2,429	Term Loan B3, LIBOR + 2.75%, 12/31/08	2,426,858
	2,429	Term Loan C3, LIBOR + 2.75%, 10/31/11	2,429,394
		SP Newsprint Co.,
	1,611	Term Loan B L/C, LIBOR + 1.09875%, 1/09/08	1,633,264
	685	Term Loan, LIBOR + 2.25%, 1/08/10	694,137

			7,183,653

		Health Care—4.4%
	2,772	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 4/30/11	2,772,314
	189	Ameripath, Inc., Term Loan, LIBOR + 3.25%, 3/27/10	190,361
	828	Colgate Medical, Ltd., Term Loan B, LIBOR + 2.00%, 12/30/08	835,140
	2,977	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	3,014,099
	2,517	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	2,547,562
	2,000	Davita Corp., Inc., Term Loan, TBD,	2,030,278
	495	Fisher Scientific Intl., Inc., Term Loan B, LIBOR + 1.50%, 8/02/11	498,558
		HealthSouth Corp.,
	2,363	Term Loan, LIBOR + 2.50%, 6/14/07	2,390,555
	638	Letter of Credit, LIBOR + 2.25%, 2/28/10	645,070
	2,000	Term Loan - Senior, LIBOR + 5.00%, 6/15/10	2,025,000
	748	Healthtronics, Inc., Term Loan B, LIBOR + 1.75%, 3/24/11	753,736
	990	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.25%, 6/30/11	1,001,668
	2,978	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	3,022,627
	776	Kinetic Concepts, Inc., Term Loan B2, LIBOR + 1.75%, 8/11/10	783,827
	495	Medical Device Manufacturing, Inc., Term Loan B, LIBOR + 2.25%, 6/29/10	497,166
	995	Pacificare Health Systems, Inc., Term Loan, LIBOR + 1.50%, 12/13/10	997,281
	998	Select Medial Corp., Term Loan B, LIBOR + 1.75%, 2/24/12	1,000,773
	1,493	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 9/30/11	1,514,887
		Warner Chilcott, Term Loan Delayed Draw,
	441	Unfunded + 1.375%, 1/31/06	444,951
	88	Unfunded + 1.375%, 6/30/06	89,196
	2,178	Term Loan B, LIBOR + 2.75%, 1/18/12	2,199,574
	878	Term Loan C, LIBOR + 2.75%, 1/18/12	886,321
	406	Term Loan D, LIBOR + 2.75%, 1/18/12	410,482
	990	Wellcare Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/13/09	992,475

			31,543,901

		Home Furnishing—0.1%
	473	Sealy, Term Loan D, Libor + 1.75%, 4/06/12	476,706

		Hotels & Casino—0.8%
	2,820	Greektown Casino LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	2,823,402
	494	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 2.00%, 12/24/10	499,324
	1,244	Isle of Capri, Loan Term, Libor + 1.75%, 2/04/11	1,255,799
	1,250	Motor City, Term Loan, TBD,	1,261,875

			5,840,400

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Industrials—1.6%
	$ 251	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	$ 253,705
	988	Arinc, Inc., Term Loan B, LIBOR + 2.00%, 3/10/11	1,001,078
	3,206	Buhrmann U.S., Inc., Term Loan C1, LIBOR + 2.50%, 12/30/10	3,260,470
		New Flyer, Inc.,
	381	Term Loan CL, LIBOR + 2.75%, 2/27/10	385,714
	970	Term Loan B, LIBOR + 2.75%, 2/27/10	980,479
	865	Novelis, Inc., Term B, LIBOR + 1.75%, 1/6/12	876,202
		Sensus Metering Systems, Inc.,
	1272	Term Loan B1, LIBOR + 2.50%, 12/17/10	1,281,277
	191	Term Loan B2, LIBOR + 2.50%, 12/17/10	192,192
	1,810	United Rentals NA, Inc., Term Loan B, LIBOR + 2.25%, 2/14/11	1,829,879
	1,756	Worldspan, LP, Term Loan, LIBOR + 2.75%, 2/16/10	1,711,667

			11,772,663

		Insurance—0.4%
	1,500	2 10 Hbw Term B, Loan Term, TBD,	1,503,750
	250	New Customer Co., 2nd Lien, Term Loan, LIBOR + 7.00%, 6/30/12	251,250
	1,000	New Customer Company 1St Lien, Loan Term, LIBOR + 2.00%, 7/08/11	1,012,500

			2,767,500

		Media—5.9%
	1,746	American Lawyers Media, Inc., Term Loan 1st Lien, LIBOR + 2.50%, 3/05/10	1,745,625
	4,000	Century TCI California LP, Term Loan, PRIME + 2.00%, 06/30/09	3,955,000
	3,461	Charter Communications Operating, LLC, Term Loan B, LIBOR + 3.25%, 4/27/11	3,443,702
	750	Choice Cable Term 2Nd, Term Loan, TBD,	755,625
	3,821	Dex Media West, LLC, Term Loan B, LIBOR + 1.75%, 3/09/10	3,870,051
	2,333	DirecTV Holdings, LLC, Term Loan B, LIBOR + 1.50%, 4/13/13	2,355,416
	2,985	Emmis Operating Co., Term Loan B, LIBOR + 1.75%, 11/10/11	3,013,731
	2,588	Insight Midwest, Term Loan C, LIBOR + 2.00%, 12/31/09	2,617,656
	2,000	Mediacom Communications Corp., Term Loan C, LIBOR + 2.00%, 2/01/14	2,021,944
	1,985	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,011,190
	1,946	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,955,645
	500	NEP Supershooters 2Nd Lien, Term Loan, Libor + 8.00%, 2/01/11	492,500
	2,054	Nexstar Broadcasting, Inc., Term Loan, LIBOR + 1.75%, 8/14/12	2,064,355
	3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 5/19/12	3,022,500
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 3/31/12	2,518,750
	1,267	Relizon Co., Term Loan, LIBOR + 3.00%, 2/20/11	1,269,029
	1,250	San Pascuale Band of Indians, Term Loan, LIBOR + 2.50%, 8/31/08	1,250,000
	2,000	UPC Distribution Corp., Term Loan, LIBOR + 2.75%, 09/30/12	2,012,222
	1,974	Warner Music Group, Corp., Term Loan B, LIBOR + 2.00%, 2/28/11	1,991,463

			42,366,404

		Oil & Gas Services—0.4%
	1,500	Coffeyville Term 1, Loan Term B, Libot + 2.50%, 6/24/12	1,525,000
	500	Magellan Midstream Term B, Loan Term, Libor, 7/15/12	507,500
	750	Petrohawk, Term Loan Second Lien, Prime + 3.50%, 7/31/10	752,813

			2,785,313

		Publishing—0.1%
	750	Endurance Business Media, Term Loan B, LIBOR + 2.75%, 3/08/12	760,312

		Real Estate—1.2%
	1,217	Crescent Real Estate Equities LP, Term Loan, LIBOR + 2.25%, 1/12/06	1,226,608
		General Growth Properties,
	1,890	Term Loan A, LIBOR + 2.25%, 11/12/07	1,906,433
	3,008	Term Loan B, LIBOR + 2.20%, 11/12/08	3,046,199
		Macerich Partnership, L.P., Term Loan,
	500	LIBOR + 1.60%, 4/25/06	500,000
	1,000	Prime + .5%, 4/25/10	1,002,500
		Masonite Intl.,
	250	Term Loan, Libor + 2.00%, 4/16/13	250,024
	249	Term Loan - Canadian, Libor + 2.00%, 4/16/13	249,599
	731	Stewart Enterprises, Term Loan B, LIBOR + 1.75%, 11/19/11	736,541

			8,917,904

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Retailers—0.1%
	$ 998		Eye Care Centers, Term Loan B, LIBOR + 3.00%, 2/16/12	$ 1,003,111

			Technology—0.8%
	499		Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/30/11	503,426
	3,217		Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	3,232,857
	1,484		Verifone, Inc., Term Loan B, LIBOR + 2.00%, 6/30/11	1,490,847
	247		Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/16/10	248,271

				5,475,401

			Telecommunications—3.5%
	250		AAT Communications, Term Loan - First Lien, Libor + 1.75%, 7/27/12	253,125
	1,000		Alaska Communications Systems Holdings, Term Loan, LIBOR + 2.00%, 1/31/12	1,012,917
	1,000		Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 8/4/12	1,013,750
	1,484		Centennial Cellular Operating Co., Term Loan, LIBOR + 2.25%, 2/09/11	1,505,721
	1,481		Consolidated Communications, Inc., Term Loan C, LIBOR + 2.25%, 10/14/11	1,499,766
	1,000		Fairpont Communications, Inc., Term Loan B, LIBOR + 2.00%, 2/08/12	1,012,000
	1,247		Freedom Communications, Inc., Term Loan B, LIBOR + 1.50%, 5/01/13	1,259,344
	995		Intelsat Bermuda, Ltd., Loan Term, LIBOR + 1.75%, 7/28/11	1,002,960
	2,000		Iowa Telecommunications Services, Inc., Term Loan B, LIBOR + 2.00%, 11/30/11	2,024,376
	1,000		Madison River Term B, Term Loan, Libor + 2.50%, 7/29/12	1,016,250
	2,500		Nextel Partners, Term Loan D, LIBOR + 1.50%, 5/31/12	2,514,375
	746		Ntelos, Inc., Term Loan First Lien, LIBOR + 2.50%, 8/25/11	746,810
	2,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,064,376
	2,000		Satbirds Finance, Term Loan, LIBOR + 4.25%, 10/15/13	2,418,870
	1,960		Valor Telecommunications, Term Loan B, LIBOR + 2.00%, 12/14/12	1,979,951
			Western Wireless Corp., Term Loan B,
	2,830		LIBOR + 3.00%, 5/30/11	2,832,861
	1,140		PRIME + 2.00%, 5/30/11	1,140,684

				25,298,136

			Transportation—0.4%
	990		Kenan Advantage Group, Inc., Term Loan, LIBOR + 3.50%, 6/30/10	999,900
	1,000		Sirva Worldwide, Inc., Term Loan, LIBOR + 3.00%, 12/1/10	958,750
	620		Transport Industries, LP, Term Loan B, LIBOR + 4.00%, 6/14/10	623,168

				2,581,818

			Total Bank Loans	320,015,051

			U.S. Government and Agency Securities—6.2%
			U.S. Treasury Notes,
	20,425	[2]	3.375%, 12/15/08 - 9/15/09	19,950,911
	10,000	[2]	3.75%, 3/31/07	9,960,900
	6,000	[2]	3.875%, 5/15/09	5,950,320
	8,660	[2]	4.25%, 11/15/13	8,664,070

			Total U.S. Government and Agency Securities	44,526,201

			Foreign Government Bonds—2.5%
B+	1,190		Bolivarian Republic of Venezuela, 3.625%, 6/20/05	1,187,438
BB	5,000		Republic of Colombia, 9.75%, 4/23/09	5,675,000
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,897,500
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,437,500

			Total Foreign Government Bonds	18,197,438

			Warrants—0.0%
	10	[4]	Reliant Resources, Inc., Expires 8/25/08, strike price $0.001, 1 share for 1 warrant	81,319

			Total Long-Term Investments—144.9% (cost $1,031,048,1675)	1,043,690,044
			Liabilities in excess of other assets—(44.9)%	(323,634,364)
			Net Assets—100%	$ 720,055,680

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 15.5% of it nets assets, with a current market value of $111,251,437, in securities restricted as to resale.
[4]	Illiquid security.
[5]	Cost for Federal income tax purposes is $1,031,157,480. The net unrealized appreciation on a tax basis is $12,532,564, consisting of $20,340,578 gross unrealized appreciation and $7,808,014 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Limited Duration Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005